Common Stock Issued for Domain Name (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Jan. 23, 2013	Sep. 30, 2013	Dec. 31, 2013
Common Stock Issued For Domain Name [Textual]
Common stock issued for domain name, value	$ 100,000	$ 100,000	$ 100,000
Common stock issued for domain name, shares	100,000
Amount recorded to fixed and intangible assets		100,000,000
Amount recorded to common stock		100,000
Amount recorded to additional paid-in capital		$ 99,900